Business combinations (Detail) - USD ($)		12 Months Ended
	Jan. 15, 2021	Dec. 31, 2021
Business Combination, Consideration Transferred		$ 33,563,426
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value		41,428,597
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	$ 15,164,125	33,213
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Restricted Cash		9,989,470
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	23,749,280	2,954,667
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets	3,888,447	625,876
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Indemnification Assets	4,199,029	1,845,126
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Security Deposits And Other	1,040,464	61,185
Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	12,254,204	5,313,218
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Right Of Use Assets Operating Leases		15,715,655
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	254,540,000	33,427,570
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	369,682,218	69,965,980
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable	49,190,168	11,668,796
Business Combination Recognized Identifiable Assets Acquired And Liabilities Consideration Payable Current		924,457
Business Combination Recognized Identifiable Assets Acquired And Liabilities Consideration Payable NonCurrent		2,170,463
Business Combination, Recognized Identifiable Asset Acquired and Liability Assumed, Lease Obligation	55,391,521	16,060,072
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities	39,683,093	9,816,953
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	154,055,094	40,640,741
Carrying amount goodwill	616,979,694	45,666,784
Business Combination, Consideration Transferred, Cash		30,635,550
Business Combination, Consideration Transferred, Liabilities Incurred	6,120	1,459,402
Stock Issued During Period, Value, Acquisitions	$ 529,289,545	1,468,474
Calma [Member]
Business Combination, Consideration Transferred		9,968,474
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value		1,500,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory		379,617
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets		109,929
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Security Deposits And Other		61,185
Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		457,551
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Right Of Use Assets Operating Leases		2,790,377
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		5,227,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		9,025,659
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable		1,115,477
Business Combination, Recognized Identifiable Asset Acquired and Liability Assumed, Lease Obligation		2,790,377
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities		1,449,682
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		5,355,536
Carrying amount goodwill		7,798,351
Business Combination, Consideration Transferred, Cash		8,500,000
Stock Issued During Period, Value, Acquisitions		1,468,474
Coastal [Member]
Business Combination, Consideration Transferred		20,700,000
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value		39,928,597
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		0
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Restricted Cash		9,989,470
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory		2,477,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets		515,947
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Indemnification Assets		980,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Security Deposits And Other		0
Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		4,839,634
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Right Of Use Assets Operating Leases		12,491,344
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		26,482,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		57,775,395
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable		9,483,665
Business Combination Recognized Identifiable Assets Acquired And Liabilities Consideration Payable Current		924,457
Business Combination Recognized Identifiable Assets Acquired And Liabilities Consideration Payable NonCurrent		2,170,463
Business Combination, Recognized Identifiable Asset Acquired and Liability Assumed, Lease Obligation		12,835,761
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities		7,985,746
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		33,400,092
Carrying amount goodwill		36,253,294
Business Combination, Consideration Transferred, Cash		20,700,000
Other [Member]
Business Combination, Consideration Transferred		2,894,952
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		33,213
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory		98,050
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Indemnification Assets		865,126
Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		16,033
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Right Of Use Assets Operating Leases		433,934
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		1,718,570
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		3,164,926
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable		1,069,654
Business Combination, Recognized Identifiable Asset Acquired and Liability Assumed, Lease Obligation		433,934
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities		381,525
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		1,885,113
Carrying amount goodwill		1,615,139
Business Combination, Consideration Transferred, Cash		1,435,550
Business Combination, Consideration Transferred, Liabilities Incurred		$ 1,459,402